EQUITY-BASED COMPENSATION -Paragraphs (Details) - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
EQUITY-BASED COMPENSATION
Expiration period			5 years
Unrecognized compensation expense	$ 9.0
Equity-Based Compensation Plan
EQUITY-BASED COMPENSATION
Expiration period			10 years
Vesting period			5 years
Performance period			5 years
Authorized awards (in shares)			32.0
Unrecognized compensation expense			$ 10.6
Weighted average period of recognition			2 years 3 months 18 days
Fair value of time based awards that vested			$ 6.7	$ 10.1
Equity-Based Compensation Plan | Selling, General and Administrative Expenses [Member]
EQUITY-BASED COMPENSATION
Expense recognized	$ 1.7	$ 1.6	$ 6.4	$ 8.0